HASHRATE SALE AGREEMENT AND LOAN (Details Narrative)		3 Months Ended		6 Months Ended
	Nov. 14, 2024 USD ($) Integer	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)	Aug. 31, 2024 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fixed asset not in service		$ 3,228,600		$ 3,228,600
Loss on extinguishment of debt		57,958	$ 183,670	80,961	$ 221,208
Loan payable		685,461		685,461		$ 0
Hashrate Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fixed asset not in service		1,035,000		1,035,000
Note payable		1,035,000		1,035,000
Loss on extinguishment of debt				80,961
Hashrate Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Price of bitcoin		$ 88,100		$ 88,100
Luxor Technology Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Pro bitcoin miners | Integer	3,000
Purchase bitcion total price	$ 1,035,000
DVSL Compute Co LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Pro bitcoin miners | Integer	2,900
Trinidad Data Center [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Pro bitcoin miners | Integer	100
Master Hashrate [Member] | Hashrate Sale Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from payments sale	$ 765,862